Property, Plant and Equipment, net	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, net [Abstract]
Property, Plant and Equipment, net
Note 4. Property, Plant and Equipment, net

During the nine-month periods ended September 30, 2025 and 2024, the Company made purchases of plant and equipment (transmission network and other mobile and fixed assets) of Ps. 84,449,485 and Ps. 83,921,827, respectively. The depreciation charges for such periods totaled Ps. 90,060,281 and Ps. 81,096,366, respectively; and translation effects of foreign entities totaled Ps. (9,755,185) and Ps. 65,635,871, respectively.

The depreciation charges for three-month period ended September 30, 2025 and 2024 totaled Ps. 28,994,564 and Ps. 28,363,636, respectively; and translation effects of foreign entities totaled Ps. (13,660,178) and Ps. 44,843,715, respectively.

Non-cash consideration

For the nine-month periods ended September 30, 2025 and 2024, non-cash transactions related to acquisitions of property, plant and equipment in accounts payable amounted to Ps. 11,936,366 and Ps. 2,233,722, respectively.